Schedule of straight-line basis over the estimated useful lives (Details)	Mar. 31, 2025
Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years 3 months 18 days
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years